Wilshire International Equity Fund
Wilshire International Equity Fund
Investment Objective
The Wilshire International Equity Fund (the “International Fund”) seeks capital appreciation.
Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire International Equity Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Dividend Expense on Securities Sold Short		0.55%	0.55%
Interest Expense on Borrowing		0.16%	0.16%
Rebates on Securities Sold Short		0.05%	0.05%
Remainder of Other Expenses		0.32%	0.29%
Other Expenses		1.08%	1.05%
Total Annual Portfolio Operating Expenses	[1]	2.33%	2.05%
Less Fee Waiver/Expense Reimbursement		(0.06%)	(0.03%)
Net Annual Fund Operating Expenses		2.27%	2.02%
[1]	Wilshire Associates Incorporated ("Wilshire") has entered into a contractual expense limitation agreement with the Company, on behalf of the International Fund to waive a portion of its management fee to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2013 or upon the termination of the Advisory Agreement. To the extent that the International Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	230	722	1,240	2,661
Institutional Class	205	640	1,101	2,377

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies

The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies. The International Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the International Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Fund may invest up to 35% of its net assets in emerging market securities, including exchange-traded funds (“ETFs”). The International Fund may also invest in fixed-income securities of foreign governments and companies.

The International Fund may use a multi-manager strategy with subadvisers who may employ different strategies.

Principal Risks

You may lose money investing in the International Fund. In addition, investing in the International Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the International Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the International Fund is equity risk. This is the risk that the prices of stocks held by the International Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the International Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the International Fund.

Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the International Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements will affect the International Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the International Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the International Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the International Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the International Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the International Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the International Fund’s strategy can lead to substantial differences in the sector or industry allocation of the International Fund relative to the market or index.

Multi-Managed Fund Risk. The International Fund may be a multi-managed fund with multiple subadvisers who employ different strategies. As a result, when the International Fund employs multiple subadvisers, the International Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Certain Wilshire funds are permitted to invest in the International Fund. As a result, the International Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the International Fund’s performance if the International Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the International Fund’s transaction costs.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund's average annual total returns compare to those of a broad measure of market performance. The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the International Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire International Equity Fund	1 Year	3 years	Since Inception	Inception Date
Investment Class	(2.28%)	8.95%	(5.06%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions	(2.92%)	8.60%	(5.29%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.95%)	7.64%	(4.28%)	Nov 16, 2007
Institutional Class	(2.11%)	9.26%	(4.77%)	Nov 16, 2007
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	14.11%	(1.37%)	Nov 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
CIK	dei_EntityCentralIndexKey	0000890453
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 23, 2013
Effective Date	dei_DocumentEffectiveDate	Jan 23, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
Wilshire International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire International Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Wilshire International Equity Fund (the “International Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the International Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund invests in companies, wherever organized, which do business primarily outside the United States and in other affiliated international companies. The International Fund intends to diversify its investments in operating companies among several countries and to have represented in its holdings business activities in not less than three different countries. The operating companies in which the International Fund primarily invests are equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges. The International Fund may invest up to 35% of its net assets in emerging market securities, including exchange-traded funds (“ETFs”). The International Fund may also invest in fixed-income securities of foreign governments and companies.

The International Fund may use a multi-manager strategy with subadvisers who may employ different strategies.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money investing in the International Fund. In addition, investing in the International Fund involves the following principal risks:

Foreign Investment Risk. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent the International Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Equity Risk. A principal risk of investing in the International Fund is equity risk. This is the risk that the prices of stocks held by the International Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the International Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the International Fund.

Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

ETF Risk. ETFs in which the International Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities of the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Market Risk. For equity securities, stock market movements will affect the International Fund’s share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the International Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Recent Market Events Risk. The equity and debt capital markets in the U.S. and elsewhere have experienced unprecedented volatility in the past several years. This financial crisis had caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the International Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities.

In response to the crisis, the U.S. Government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively impact the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Portfolio Strategy Risk. The investment performance of the International Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the International Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the International Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the International Fund’s strategy can lead to substantial differences in the sector or industry allocation of the International Fund relative to the market or index.

Multi-Managed Fund Risk. The International Fund may be a multi-managed fund with multiple subadvisers who employ different strategies. As a result, when the International Fund employs multiple subadvisers, the International Fund may have buy and sell transactions in the same security on the same day.

Asset Allocation Risk. Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Investment Style Risk. During certain market conditions, a fund with a more specific investment style (such as value or growth) may perform less well than a fund that allows greater flexibility in the investment of assets.

Certain Wilshire funds are permitted to invest in the International Fund. As a result, the International Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the International Fund’s performance if the International Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the International Fund’s transaction costs.

May Lose Money	rr_RiskLoseMoney	You may lose money investing in the International Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund's average annual total returns compare to those of a broad measure of market performance. The International Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the International Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the International Fund's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The International Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the International Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire International Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
3 years	wilshiremf_AverageAnnualReturnYear03	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire International Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLCTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.16%
Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	230
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	722
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,240
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,661
2008	rr_AnnualReturn2008	(38.31%)
2009	rr_AnnualReturn2009	18.73%
2010	rr_AnnualReturn2010	11.47%
2011	rr_AnnualReturn2011	(2.28%)
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
3 years	wilshiremf_AverageAnnualReturnYear03	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire International Equity Fund | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.92%)
3 years	wilshiremf_AverageAnnualReturnYear03	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire International Equity Fund | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
3 years	wilshiremf_AverageAnnualReturnYear03	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire International Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLTTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.16%
Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	205
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	640
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,101
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,377
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
3 years	wilshiremf_AverageAnnualReturnYear03	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007

[1]	Wilshire Associates Incorporated ("Wilshire") has entered into a contractual expense limitation agreement with the Company, on behalf of the International Fund to waive a portion of its management fee to limit expenses of the International Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2013 or upon the termination of the Advisory Agreement. To the extent that the International Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.